LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 687
2021	627
2022	145
Total lease payments	1,459
Less imputed interests	(43)
Total operating lease liabilities	$ 1,416